Equity Financing Transactions - Summary of Proceeds Received from Financial Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsidiary, Sale of Stock [Line Items]
Net Proceeds Received	$ 575,368	$ 452,061	$ 446,893
Teekay Offshore [Member] | Preferred B Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	125,000
Offering Expenses	(4,210)
Net Proceeds Received	120,790
Teekay Offshore [Member] | Preferred C Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	250,000
Offering Expenses	(250)
Net Proceeds Received	249,750
Teekay Offshore [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	3,551	7,784	2,819
Less: Teekay Corporation Portion	(71)	(156)	(59)
Offering Expenses	(66)	(153)	(449)
Net Proceeds Received	3,414	7,475	2,311
Teekay Offshore [Member] | Direct/Private Equity Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		178,569	115,688
Less: Teekay Corporation Portion		(3,571)	(2,314)
Offering Expenses		(75)	(188)
Net Proceeds Received		174,923	113,186
Teekay Offshore [Member] | Preferred Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			150,000
Offering Expenses			(5,200)
Net Proceeds Received			144,800
Teekay LNG [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	36,274	42,556	5,383
Less: Teekay Corporation Portion	(725)	(851)	(107)
Offering Expenses	(900)	(901)	(457)
Net Proceeds Received	34,649	40,804	4,819
Teekay LNG [Member] | Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		140,784	150,040
Less: Teekay Corporation Portion		(2,816)	(3,001)
Offering Expenses		(299)	(5,222)
Net Proceeds Received		137,669	141,817
Teekay LNG [Member] | Direct/Private Equity Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			40,816
Less: Teekay Corporation Portion			(816)
Offering Expenses			(40)
Net Proceeds Received			$ 39,960
Teekay Tankers [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	94,595
Offering Expenses	(2,155)
Net Proceeds Received	92,440
Teekay Tankers [Member] | Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	13,716	116,000
Less: Teekay Corporation Portion		(20,000)
Offering Expenses	(31)	(4,810)
Net Proceeds Received	13,685	$ 91,190
Teekay Tankers [Member] | Direct/Private Equity Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	109,907
Net Proceeds Received	$ 109,907